Debt Instruments - Summary (Details) - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments
Financial assets held for trading	€ 108,230	€ 114,945	€ 92,879
Non-trading financial assets mandatorily at fair value through profit or loss	4,911	4,486	10,730
Financial assets designated at fair value through other comprehensive income	62,069	48,717	57,460
Financial assets designated at fair value through other comprehensive income	125,708	120,953	121,091
Financial assets at amortised cost	995,482	958,378	946,099
Total financial assets	184,596	176,554	191,124
Debt instruments
Debt Instruments
Financial assets held for trading	32,041	37,894	27,800
Non-trading financial assets mandatorily at fair value through profit or loss	1,175	700	5,587
Financial assets designated at fair value through other comprehensive income	3,186	2,979	3,222
Financial assets designated at fair value through other comprehensive income	118,405	108,903	116,819
Financial assets at amortised cost	29,789	26,078	37,696
Total financial assets	184,596	176,554	191,124
Debt instruments | Under IAS 39 before adjustment for classification and measurement
Debt Instruments
Financial assets reclassified from amortised cost to fair value through other comprehensive income	6,359
Gross carrying amount | Stage 1 | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	147,575	134,792	154,164
Gross carrying amount | Stage 2 and 3 | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	446	72	117
Gross carrying amount | Stage 2 and 3 | Financial instruments credit-impaired
Debt Instruments
Total financial assets	647	401	870
Gross carrying amount | Debt instruments
Debt Instruments
Total financial assets	185,070	176,838	191,759
Gross carrying amount | Debt instruments | Financial instruments credit-impaired
Debt Instruments
Total financial assets	647	401	870
Gross carrying amount | Debt instruments | Euro
Debt Instruments
Total financial assets	70,357	58,850	76,513
Gross carrying amount | Debt instruments | Pound sterling
Debt Instruments
Total financial assets	15,713	7,372	19,153
Gross carrying amount | Debt instruments | US dollar
Debt Instruments
Total financial assets	29,846	29,009	22,864
Gross carrying amount | Debt instruments | Brazilian real
Debt Instruments
Total financial assets	38,316	35,139	40,871
Gross carrying amount | Debt instruments | Other currencies
Debt Instruments
Total financial assets	30,838	46,468	32,358
Gross carrying amount | Spanish government debt securities
Debt Instruments
Total financial assets	42,054	30,397	50,488
Gross carrying amount | Foreign government debt securities
Debt Instruments
Total financial assets	107,434	110,570	99,959
Gross carrying amount | Issued by financial institutions
Debt Instruments
Total financial assets	9,670	10,133	10,574
Gross carrying amount | Other fixed-income securities
Debt Instruments
Total financial assets	25,265	25,337	29,868
Accumulated impairment
Debt Instruments
Total financial assets	(474)	(284)	(635)
Accumulated impairment | Debt instruments
Debt Instruments
Total financial assets	(474)	(284)	(635)	€ (704)
Accumulated impairment | Debt instruments | Stage 1 | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	(22)	(25)	(30)
Accumulated impairment | Debt instruments | Stage 2 and 3 | Financial instruments not credit-impaired
Debt Instruments
Total financial assets	(6)	(2)	(9)
Accumulated impairment | Debt instruments | Stage 2 and 3 | Financial instruments credit-impaired
Debt Instruments
Total financial assets	€ (446)	€ (257)	€ (596)